PRO FORMA FINANCIAL INFORMATION (Details)	Dec. 10, 2020	Aug. 14, 2020	Jul. 30, 2020	Aug. 14, 2019
Business Acquisition [Line Items]
Percentage of controlling financial interest acquired	100.00%	100.00%	100.00%
Tamarac
Business Acquisition [Line Items]
Percentage of controlling financial interest acquired				100.00%
Havana II [Member]
Business Acquisition [Line Items]
Percentage of controlling financial interest acquired	100.00%